Cover Page	9 Months Ended
Dec. 31, 2019
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Entity Registrant Name	ORIX CORP
Entity Central Index Key	0001070304
Current Fiscal Year End Date	--03-31
Document Fiscal Period Focus	Q3